Statement of Additional Information Supplement December 1, 2013

For the following funds with statements of additional information dated December 14, 2012 — November 1, 2013 (each as supplemented to date)

American Funds Insurance Series® (Class 1, 2, 3 and 4 shares)

AMCAP Fund®

American Balanced Fund®

American Funds College Target Date SeriesSM

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond FundSM

American Funds Mortgage Fund®

American Funds Portfolio SeriesSM

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Target Date Retirement Series®

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New World Fund,® Inc.

Short-Term Bond Fund of America®

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

The Tax-Exempt Fund of Maryland®

The Tax-Exempt Fund of Virginia®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

The first paragraph in the “Management of the fund” section of the statement of additional information under the heading “Investment adviser” is amended in its entirety to read as follows:

Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The fund is operated by the investment adviser, which has claimed an exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act (the “CEA”) with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

Keep this supplement with your statement of additional information.

MFGEBS-072-1213O CGD/10149-S40494